GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 146,064	$ 146,739
Finite-Lived Intangible Assets, Accumulated Amortization	62,115	52,820
Servicing Asset	23,791	21,347
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	41,750	41,750
Finite-Lived Intangible Assets, Accumulated Amortization	29,395	26,488
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	69,563	69,563
Finite-Lived Intangible Assets, Accumulated Amortization	20,553	14,457
Other
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	10,960	14,079
Finite-Lived Intangible Assets, Accumulated Amortization	5,477	7,064
Servicing Contracts
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 6,690	$ 4,811